SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and other intangible assets:
Estimated useful life	5 years
Accounting for stock-based compensation:
Excess tax benefit from equity-based compensation	$ 40	$ 0	$ 0
Derivatives and hedging:
Net losses recognized in financial income, net	53	(70)
Basic and diluted net income (loss) per share: [Abstract]
Weighted average number of anti-dilutive options excluded from the computation of earnings per share	1,594,663
Severance pay:
Severance pay expense	730	296	185
Forward Contracts [Member]
Derivatives and hedging:
Notional amount	1,800	1,754
Cylinder Contracts [Member]
Derivatives and hedging:
Notional amount	$ 1,800	$ 1,754